Right-Of-Use-Assets (Tables)	12 Months Ended
Dec. 31, 2025
RIGHT-OF-USE-ASSETS
Summary of changes in right of use assets

	Land	Buildings, Net	Other plants and equipment	Right-of-use assets, Net
Movements in 2025	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2025	241,477	21,942	10,160	273,579
New asset contracts, right-of-use	68,929	2,611	16,495	88,035
Increases (decreases) from foreign currency translation differences, net	43,367	2,872	904	47,143
Depreciation (1)	(14,899)	(5,429)	(13,791)	(34,119)
Retirements	(5,510)	—	—	(5,510)
Other increases (decreases)	10,735	—	—	10,735
Total movements	102,622	54	3,608	106,284
Closing balance as of December 31, 2025	344,099	21,996	13,768	379,863

	Land	Buildings, Net	Other plants and equipment	Right-of-use assets, Net
Movements in 2024	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2024	259,589	27,977	19,179	306,745
New asset contracts, right-of-use	43,286	512	107	43,905
Increases (decreases) from foreign currency translation differences, net	(19,153)	(846)	(1,766)	(21,765)
Depreciation (1)	(11,780)	(5,621)	(7,360)	(24,761)
Retirements	(30,465)	(80)	—	(30,545)
Total movements	(18,112)	(6,035)	(9,019)	(33,166)
Closing balance as of December 31, 2024	241,477	21,942	10,160	273,579

(1)	See Note 31.a)

Schedule of future payments derived from those contracts

	As of December 31,						As of January 01,
	2025			2024			2024
	Gross	Interest	Present value	Gross	Interest	Present value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	59,191	17,673	41,518	37,703	10,721	26,982	37,626	10,106	27,520
From one to two years	35,077	15,685	19,392	22,497	11,119	11,378	20,700	9,834	10,866
From two to three years	32,926	15,022	17,904	21,754	10,243	11,511	20,082	9,080	11,002
From three to four years	31,741	14,346	17,395	21,602	9,805	11,797	19,861	8,938	10,923
From four to five years	27,654	14,075	13,579	21,614	9,409	12,205	19,963	8,544	11,419
More than five years	503,665	203,256	300,409	377,696	155,917	221,779	380,168	146,281	233,887
Total	690,254	280,057	410,197	502,866	207,214	295,652	498,400	192,783	305,617

Schedule of Total Future Lease Payments

	As of December 31,	As of December 31,
	2025	2024
	ThUS$	ThUS$
Less than one year	3,422	1,232
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	3,422	1,232